Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Fair value measurement is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is established, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs, other than quoted prices in active markets, that are observable either directly or indirectly.

Level 3—Unobservable inputs based on the Company's own assumptions.

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2018
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$158,738	$158,738	$—	$—
Restricted cash	54,592	54,592	—	—
Marketable securities	297	247	—	50
Total assets	$213,627	$213,577	$—	$50
Liabilities:
Acquisition consideration payable	$11,312	$—	$—	$11,312
Acquisition consideration payable, non-current	725	—	—	725
Total liabilities	$12,037	$—	$—	$12,037

	Fair Value Measurements at December 31, 2017
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and Cash Equivalents	$20,429	$20,429	$—	$—
Marketable securities	441	356	—	85
Total assets	$20,870	$20,785	$—	$85
Liabilities:
Acquisition consideration payable	$53,209	$—	$—	$53,209
Acquisition consideration payable, non-current	1,063			1,063
Total liabilities	$54,272	$—	$—	$54,272

The Company's financial assets and liabilities carried at fair value are comprised of cash, cash equivalents, restricted cash, marketable securities and acquisition consideration payable. Cash and cash equivalents consist of money market accounts and bank deposits which are highly liquid and readily tradable. These investments are valued using inputs observable in active markets for identical securities. Marketable securities are valued using inputs observable in active markets for identical securities. The fair value of the contingent consideration is measured on a recurring basis using significant unobservable inputs (Level 3). Contingent consideration is measured using the income approach and discounting to present value the contingent payments expected to be made based on assessment of the probability that the company would be required to make such future payment.

In connection with the issuance of the Loan Agreement as described in Note 12, the Company recorded a derivative liability associated with the Conditional Warrants in the amount of $2.8 million, which balance was immaterial as of December 31, 2018 based on the probability of achieving certain milestones and resulted in a $2.8 million gain on derivative liability recorded during the quarter ended December 31, 2018. Such derivative liability was valued using a Monte Carlo simulation model using significant unobservable inputs (Level 3) related to the probability of achieving certain commercial and financial milestones as outlined in the Loan Agreement.

The following is a summary of the contingent consideration liabilities associated with acquisitions entered into during the years ended 2017 and 2016. During the year ended December 31, 2018, the fair value remeasurement adjustments related to the Company’s acquisitions resulted in an increase to the contingent consideration liabilities by $9.6 million and there were $51.9 million in settlements of contingent consideration related to such liabilities. Settlements of contingent consideration for the twelve months ended December 31, 2018 include the settlements of Scilex and BDL liabilities for $38.2 million and $2.3 million, respectively, and the $11.3 million partial settlement of the Virttu financing milestone in common stock of the Company ($9.9 million of the Virttu contingent liability remains to be paid in cash).

The following tables includes a summary of the changes to contingent consideration liabilities during the year ended December 31, 2018, 2017 and 2016. The contingent consideration is measured at fair value using significant unobservable inputs (Level 3) during the twelve months ended December 31, 2018, 2017 and 2016:

(in thousands)	2018
Beginning Balance at December 31, 2017	54,272
Re-measurement of Fair Value	9,644
Settlements of current year contingent consideration	(51,879)
Ending Balance at December 31, 2018	$12,037

(in thousands)	2017
Beginning Balance at December 31, 2016	48,362
Scilex acquisition adjustment (See Note 4)	(6,500)
Acquisition consideration payable - current year acquisitions (See Note 4)	12,807
Contingent consideration (Non-current) - current year acquisitions (See Note 4)	983
Re-measurement of Fair Value	—
Payment of shares for current year contingent consideration	(1,380)
Ending Balance at December 31, 2017	$54,272

(in thousands)	2016
Beginning Balance at December 31, 2015	—
Contingent consideration - current year acquisitions (1)	50,137
Re-measurement of Fair Value – current year acquisitions	(1,775)
Payment of current year contingent consideration	—
Ending Balance at December 31, 2016	$48,362
(1) Includes the BDL contingent consideration of 309,917 shares.

The following table includes a summary of the Company’s contingent and financing liabilities, related inputs used to determine fair value, and the valuation methodologies used for the fair value measurements using significant unobservable inputs (Level 3) at December 31, 2018:

(in thousands)	Fair Value Measurements at December 31, 2018	Valuation Methodology	Significant Unobservable Input	Weighted Average (range, if applicable)
Virttu Contingent Consideration (Non-Current)	$725	Multiple outcome discounted cash flow	Discount Rate Probability of Regulatory Milestone	19.2% 16%
Concortis Contingent Consideration	511	Multiple outcome discounted cash flow	Discount Rate Percent probabilities assigned to scenarios	19.2% 20%
Shanghai Three Contingent Consideration	336	Multiple outcome discounted cash flow	Discount Rate Percent probabilities assigned to scenarios	19.2% 10%
RWMC Contingent Consideration	503	Multiple outcome discounted cash flow	Discount Rate, Percent probabilities assigned to scenarios	19.2% 10%

The principal significant unobservable inputs used in the valuations of the contingent considerations are the discount rates, and probabilities assigned to scenario outcomes. An increase in the discount rate will cause a decrease in the fair value of the contingent consideration. Conversely, a decrease in the discount rate will cause an increase in the fair value of the contingent consideration. An increase in the probabilities assigned to certain scenarios will cause the fair value of contingent consideration to increase. Conversely, a decrease in the probabilities assigned to certain scenarios will cause the fair value of contingent considerations to decrease.